Transactions with non-controlling interests - Huizhou Pengai (Details)					12 Months Ended
	Sep. 13, 2021 CNY (¥)	Sep. 13, 2021 USD ($)	Sep. 12, 2021	Jun. 01, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Huizhou Pengai
Carrying amount of non-controlling interests acquired					¥ 140,000
Consideration paid for non-controlling interests	¥ 360,000				360,000
Gain on acquisition within equity		$ 2			¥ (220,000)
Proportion of equity interest held (as a percent)	67.50%	67.50%	65.50%		67.50%	67.50%
Nanchang Pengai
Consideration paid for non-controlling interests				¥ 950,000
Percentage of voting rights acquired				19.00%
Proportion of equity interest held (as a percent)				51.00%		51.00%